Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Sep. 30, 2013
Supplement [Text Block]	ingsfi_SupplementTextBlock

IMPORTANT INFORMATION REGARDING A CHANGE TO THE INVESTMENT OBJECTIVE AND INVESTMENT POLICY FOR ING SMID CAP EQUITY FUND

ING SERIES FUND, INC.

ING SMID Cap Equity Fund

(“Fund”)

Supplement dated March 14, 2014

to the Fund’s Class A, Class B, Class C, Class I, Class O, Class R

and Class W Prospectus and Summary Prospectus,

each dated September 30, 2013

(each a “Prospectus” and collectively “Prospectuses”)

On March 6, 2014, the Fund’s Board of Directors (“Board”) approved a change, effective on or about May 23, 2014, with respect to the Fund’s name, investment objective, principal investment strategies, benchmark and portfolio managers.

In addition, as disclosed in a supplement previously filed on November 29, 2013, in early 2013 ING U.S. announced plans to rebrand as Voya Financial following its initial public offering, which occurred in May 2013. Effective May 1, 2014, ING Series Fund, Inc., will be renamed Voya Series Fund, Inc.; the Fund will be renamed Voya SMID Cap Equity Fund; ING Investments, LLC, the adviser to the Fund, will be renamed Voya Investments, LLC; and ING Investment Management Co. LLC, the sub-adviser to the Fund, will be renamed Voya Investment Management Co. LLC.

Effective on or about May 23, 2014, the Fund’s Prospectuses are hereby revised as follows:

a.             All references to “Voya SMID Cap Equity Fund” are deleted and replaced with “Voya Mid Cap Value Advantage Fund.”

b.             The Fund’s investment objective is deleted and replaced with the following:

The Fund seeks long-term capital growth and current income.

c.             The section entitled “Principal Investment Strategies” is deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Equity securities include common and preferred stocks, warrants, and convertible securities.

The sub-adviser (“Sub-Adviser”) will generally consider mid-capitalization companies as companies that are included in the Russell MidCap® Value Index, at the time of purchase, or if not included in the index, have total market capitalizations within the market capitalization range of the Russell MidCap® Value Index. The market capitalization range will vary with market conditions as the range of companies in the Russell MidCap® Value Index change.  As of December 31, 2013, the smallest company in the Russell MidCap® Value Index had a market capitalization of $1.14 billion and the largest company had a market capitalization of $26.4 billion.

The Fund may invest in foreign securities, including companies located in countries with emerging securities markets, when the Sub-Adviser believes they present attractive investment opportunities.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser seeks to construct a portfolio of securities with a sustainable high dividend yield and dividend growth potential.   In constructing the Fund’s portfolio, the Sub-Adviser uses a three-stage investment process. Stage I eliminates non-dividend paying stocks, low dividend stocks and stocks where yield is at risk to produce a universe of stocks with an attractive risk/reward profile. Stage II identifies unrecognized value using fundamental research, including proprietary sector valuation frameworks. In Stage III, the portfolio is constructed focusing substantially all risk on bottom-up stock selection. From time to time, the Sub-Adviser may select securities that do not meet all of these criteria.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331/3% of its total assets.

d.             The section entitled “Principal Risks” is deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Portfolio performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt instruments can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. For fixed income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase a Fund’s costs.  If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed income markets.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Fund costs and impair the ability of the Fund to achieve its investment objectives.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

e.             The table in the subsection entitled “Performance Information — Average Annual Total Returns” is deleted in its entirety and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2012)

	1 Yr	5 Yrs		10 Yrs (or since inception)		Inception Date
Class A before taxes(1)%	14.03	2.07		7.89		02/03/98
After tax on distributions %	13.77	1.89		7.25		—
After tax on distributions with sale %	9.45	1.69		6.84		—
Russell Mid Cap® Value Index (2),(3)%	18.51	3.79		10.63		—
Russell 2500™ Index (2),(3)%	17.88	4.34		10.49		—
Class B before taxes %	11.63	1.53		7.40		03/01/99
Russell Mid Cap® Value Index(2),(3)%	18.51	3.79		10.63		—
Russell 2500™ Index(2),(3)%	17.88	4.34		10.49		—
Class C before taxes %	15.99	2.16		7.67		06/30/98
Russell Mid Cap® Value Index(2),(3)%	18.51	3.79		10.63		—
Russell 2500™ Index(2),(3)%	17.88	4.34		10.49		—
Class I before taxes %	17.83	2.96		8.49		02/03/98
Russell Mid Cap® Value Index(2),(3)%	18.51	3.79		10.63		—
Russell 2500™ Index(2),(3)%	17.88	4.34		10.49		—
Class O before taxes %	17.55	2.69		8.22		08/01/01
Russell Mid Cap® Value Index(2),(3)%	18.51	3.79		10.63		—
Russell 2500™ Index(2),(3)%	17.88	4.34		10.49		—
Class R before taxes %	17.21	2.42		6.39		10/24/03
Russell Mid Cap® Value Index(2),(3)%	18.51	3.79		8.63	(4)	—
Russell 2500™ Index(2),(3)%	17.88	4.34		7.71	(4)	—
Class W before taxes %	17.74	16.14		N/A		08/05/11
Russell Mid Cap® Value Index(2),(3)%	18.51	9.36	(4)	N/A		—
Russell 2500™ Index(2),(3)%	17.88	16.18		N/A		—

(1)         Return calculations with starting date prior to November 15, 2012 are based on a 3.00% sales charge, while returns with a starting date on or after November 15, 2012 are based on a 5.75% sales charge.

(2)         The index returns do not reflect deductions for fees, expenses or taxes.

(3)         Beginning on May 23, 2014 the Fund changed its benchmark from the Russell 2500™ Index to the Russell Mid Cap® Value Index because the Russell Mid Cap® Value Index is considered by the adviser to be a more appropriate benchmark, reflecting the type of securities in which the Fund invests.

(4)         Reflects index performance since the date closest to the Class’ inception for which data is available.

ING SMID Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingsfi_SupplementTextBlock

IMPORTANT INFORMATION REGARDING A CHANGE TO THE INVESTMENT OBJECTIVE AND INVESTMENT POLICY FOR ING SMID CAP EQUITY FUND

ING SERIES FUND, INC.

ING SMID Cap Equity Fund

(“Fund”)

Supplement dated March 14, 2014

to the Fund’s Class A, Class B, Class C, Class I, Class O, Class R

and Class W Prospectus and Summary Prospectus,

each dated September 30, 2013

(each a “Prospectus” and collectively “Prospectuses”)

On March 6, 2014, the Fund’s Board of Directors (“Board”) approved a change, effective on or about May 23, 2014, with respect to the Fund’s name, investment objective, principal investment strategies, benchmark and portfolio managers.

In addition, as disclosed in a supplement previously filed on November 29, 2013, in early 2013 ING U.S. announced plans to rebrand as Voya Financial following its initial public offering, which occurred in May 2013. Effective May 1, 2014, ING Series Fund, Inc., will be renamed Voya Series Fund, Inc.; the Fund will be renamed Voya SMID Cap Equity Fund; ING Investments, LLC, the adviser to the Fund, will be renamed Voya Investments, LLC; and ING Investment Management Co. LLC, the sub-adviser to the Fund, will be renamed Voya Investment Management Co. LLC.

Effective on or about May 23, 2014, the Fund’s Prospectuses are hereby revised as follows:

a.             All references to “Voya SMID Cap Equity Fund” are deleted and replaced with “Voya Mid Cap Value Advantage Fund.”

b.             The Fund’s investment objective is deleted and replaced with the following:

The Fund seeks long-term capital growth and current income.

c.             The section entitled “Principal Investment Strategies” is deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Equity securities include common and preferred stocks, warrants, and convertible securities.

The sub-adviser (“Sub-Adviser”) will generally consider mid-capitalization companies as companies that are included in the Russell MidCap® Value Index, at the time of purchase, or if not included in the index, have total market capitalizations within the market capitalization range of the Russell MidCap® Value Index. The market capitalization range will vary with market conditions as the range of companies in the Russell MidCap® Value Index change.  As of December 31, 2013, the smallest company in the Russell MidCap® Value Index had a market capitalization of $1.14 billion and the largest company had a market capitalization of $26.4 billion.

The Fund may invest in foreign securities, including companies located in countries with emerging securities markets, when the Sub-Adviser believes they present attractive investment opportunities.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser seeks to construct a portfolio of securities with a sustainable high dividend yield and dividend growth potential.   In constructing the Fund’s portfolio, the Sub-Adviser uses a three-stage investment process. Stage I eliminates non-dividend paying stocks, low dividend stocks and stocks where yield is at risk to produce a universe of stocks with an attractive risk/reward profile. Stage II identifies unrecognized value using fundamental research, including proprietary sector valuation frameworks. In Stage III, the portfolio is constructed focusing substantially all risk on bottom-up stock selection. From time to time, the Sub-Adviser may select securities that do not meet all of these criteria.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331/3% of its total assets.

d.             The section entitled “Principal Risks” is deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Portfolio performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt instruments can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. For fixed income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase a Fund’s costs.  If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed income markets.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Fund costs and impair the ability of the Fund to achieve its investment objectives.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

e.             The table in the subsection entitled “Performance Information — Average Annual Total Returns” is deleted in its entirety and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2012)

	1 Yr	5 Yrs		10 Yrs (or since inception)		Inception Date
Class A before taxes(1)%	14.03	2.07		7.89		02/03/98
After tax on distributions %	13.77	1.89		7.25		—
After tax on distributions with sale %	9.45	1.69		6.84		—
Russell Mid Cap® Value Index (2),(3)%	18.51	3.79		10.63		—
Russell 2500™ Index (2),(3)%	17.88	4.34		10.49		—
Class B before taxes %	11.63	1.53		7.40		03/01/99
Russell Mid Cap® Value Index(2),(3)%	18.51	3.79		10.63		—
Russell 2500™ Index(2),(3)%	17.88	4.34		10.49		—
Class C before taxes %	15.99	2.16		7.67		06/30/98
Russell Mid Cap® Value Index(2),(3)%	18.51	3.79		10.63		—
Russell 2500™ Index(2),(3)%	17.88	4.34		10.49		—
Class I before taxes %	17.83	2.96		8.49		02/03/98
Russell Mid Cap® Value Index(2),(3)%	18.51	3.79		10.63		—
Russell 2500™ Index(2),(3)%	17.88	4.34		10.49		—
Class O before taxes %	17.55	2.69		8.22		08/01/01
Russell Mid Cap® Value Index(2),(3)%	18.51	3.79		10.63		—
Russell 2500™ Index(2),(3)%	17.88	4.34		10.49		—
Class R before taxes %	17.21	2.42		6.39		10/24/03
Russell Mid Cap® Value Index(2),(3)%	18.51	3.79		8.63	(4)	—
Russell 2500™ Index(2),(3)%	17.88	4.34		7.71	(4)	—
Class W before taxes %	17.74	16.14		N/A		08/05/11
Russell Mid Cap® Value Index(2),(3)%	18.51	9.36	(4)	N/A		—
Russell 2500™ Index(2),(3)%	17.88	16.18		N/A		—

(1)         Return calculations with starting date prior to November 15, 2012 are based on a 3.00% sales charge, while returns with a starting date on or after November 15, 2012 are based on a 5.75% sales charge.

(2)         The index returns do not reflect deductions for fees, expenses or taxes.

(3)         Beginning on May 23, 2014 the Fund changed its benchmark from the Russell 2500™ Index to the Russell Mid Cap® Value Index because the Russell Mid Cap® Value Index is considered by the adviser to be a more appropriate benchmark, reflecting the type of securities in which the Fund invests.

(4)         Reflects index performance since the date closest to the Class’ inception for which data is available.